Average Annual Total Returns - Class A - Thrivent Global Stock Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A (after taxes on distributions) 1 Year	Class A (after taxes on distributions) 5 Years	Class A (after taxes on distributions) 10 Years	Class A (after taxes on distributions and redemptions) 1 Year	Class A (after taxes on distributions and redemptions) 5 Years	Class A (after taxes on distributions and redemptions) 10 Years	MSCI All Country World Index - USD Net Returns(reflects no deduction for fees, expenses or taxes) 1 Year	MSCI All Country World Index - USD Net Returns(reflects no deduction for fees, expenses or taxes) 5 Years	MSCI All Country World Index - USD Net Returns(reflects no deduction for fees, expenses or taxes) 10 Years
Total	9.28%	9.16%	8.87%	8.51%	7.17%	7.13%	6.03%	6.85%	6.82%	16.25%	12.26%	9.13%